Income taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%	34.00%	34.00%
Other subsidiaries
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Accumulated tax loss carryforwards	R$ 36,906	R$ 2,714
Top of range
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Percentage of taxable profit used to offset loss carryforward	30.00%